Provisions for employee benefits (Details) - COP ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Post-employment benefits
Post-employment benefits	$ 18,561,403	$ 18,272,713
Current	2,859,345	3,059,204
Non-current	15,702,058	15,213,509
Health
Post-employment benefits
Post-employment benefits	11,517,262	11,234,939
Pension
Post-employment benefits
Post-employment benefits	4,272,486	4,013,542
Education
Post-employment benefits
Post-employment benefits	484,188	490,877
Bonds
Post-employment benefits
Post-employment benefits	450,244	424,199
Other plans
Post-employment benefits
Post-employment benefits	162,428	171,786
Termination benefits - Voluntary retirement plan
Post-employment benefits
Post-employment benefits	761,023	828,007
Post employment and termination benefits
Post-employment benefits
Post-employment benefits	17,647,631	17,163,350
Social benefits and salaries
Post-employment benefits
Post-employment benefits	$ 913,772	$ 1,109,363